Capital Management	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Capital Management	CAPITAL MANAGEMENT
The capital of the Company consists of items included in the Company’s equity and loans and borrowings, net of cash and cash equivalents. The Company’s capital at December 31, 2023 and 2022, as defined above, is summarized in the following table:

	2023	2022
Equity	$2,442,461	$2,351,780
Loans and borrowings	924,980	828,024
	3,367,441	3,179,804
Less: cash and cash equivalents	(191,995)	(200,769)
	$3,175,446	$2,979,035
32.    CAPITAL MANAGEMENT (CONTINUED)
The Company’s primary objective when managing capital is to ensure it will be able to continue as a going concern and that it has sufficient ability to satisfy its capital obligations and ongoing operational expenses, as well as having sufficient liquidity to fund suitable business opportunities as they arise. The Company manages its capital structure and makes adjustments as necessary in light of economic conditions. The Company, upon approval from its Board of Directors, seeks to balance its overall capital structure through new share issuances or by undertaking other activities as deemed appropriate under the specific circumstances. To maintain its capital structure, the Company may, from time to time, issue or buy back equity, draw down or repay debt, or sell assets, including its marketable securities or other investments.
As described in note 19(b), the Company filed a base shelf prospectus that allows the Company to make offerings of up to $500.0 million of common shares, debt securities, subscription receipts, share purchase contracts, units or warrants in one or more issuances over a 25-month period. The Company also filed a prospectus supplement to its short form base shelf prospectus and entered into the ATM Program, pursuant to which the Company may sell common shares for aggregate proceeds of up to $100.0 million. At December 31, 2023, the Company had issued a cumulative 11.6 million common shares under the ATM Program for total gross proceeds of $49.8 million. At December 31, 2023, $50.2 million remains available for issuance under the ATM Program.